Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the U.S. (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Foreign Currency Translation

Foreign Currency Translation

The Company’s presentation currency and functional currency is the U.S. dollar (“US$”). The financial statements of its subsidiaries with a functional currency other than the US$ have been translated into the Company’s presentation currency. All assets and liabilities of the subsidiaries are translated using year-end exchange rates and revenues and expenses are translated at average exchange rates for the year. Translation adjustments are reflected in accumulated other comprehensive (loss)/income in shareholders’ equity.

Net foreign currency exchange losses of US$5,704,000 and net foreign currency exchange gains of US$1,671,000 and US$3,265,000 were recorded in other expense and income in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 respectively.

Foreign Currency Risk

Foreign Currency Risk

The Group’s operating transactions and its assets and liabilities in the PRC are mainly denominated in Renminbi (“RMB”), which is not freely convertible into foreign currencies. The Group’s cash and cash equivalents denominated in RMB are subject to government controls. The value of the RMB is subject to fluctuations from central government policy changes and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Allowance for Current Expected Credit Losses and Concentration of Credit Risk

Allowance for Current Expected Credit Losses and Concentration of Credit Risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, short-term investments, and financial assets not carried at fair value including accounts receivable and other receivables.

The Group recognizes an allowance for current expected credit losses (“CECLs”) on financial assets not carried at fair value. CECLs are calculated over the expected life of the financial assets on an individual or a portfolio basis considering information available about the counterparties’ credit situation and collectability of the specific cash flows, including information about past events, current conditions and future forecasts.

The Group places substantially all of its cash and cash equivalents and short-term investments in major financial institutions, which management believes are of high credit quality. The Group has a practice to limit the amount of credit exposure to any particular financial institution. Additionally, the Group has policies in place to ensure that sales are made to customers with an appropriate credit history and the Group performs periodic credit evaluations of its customers. Normally the Group does not require collateral from trade debtors. The Group has not had any material credit losses.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand and bank deposits and are stated at cost, which approximates fair value.

Short-term Investments	Short-term Investments Short-term investments include deposits placed with banks with original maturities of more than three months but less than one year.
Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. The allowance for CECLs reflects the Group’s current estimate of credit losses expected to be incurred over the life of the receivables. The Group considers various factors in establishing, monitoring, and adjusting its allowance for CECLs including the aging of the accounts and aging trends, the historical level of charge-offs, and specific exposures related to particular customers. The Group also monitors other risk factors and forward-looking information, such as country risk, when determining credit limits for customers and establishing adequate allowances for CECLs. Accounts receivable are written off after all reasonable means to collect the full amount (including litigation, where appropriate) have been exhausted.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. A provision for excess and obsolete inventory will be made based primarily on forecasts of product demand and production requirements. The excess balance determined by this analysis becomes the basis for excess inventory charge and the written-down value of the inventory becomes its cost. Written-down inventory is not written up if market conditions improve.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment consist of buildings, leasehold improvements, plant and equipment, furniture and fixtures, other equipment and motor vehicles. Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable assets.

Buildings	20 years
Plant and equipment	5-10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

Additions and improvements that extend the useful life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Group evaluates the recoverability of long-lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. The Group evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If indicators of impairment exist, the first step of the impairment test is performed to assess if the carrying value of the net assets exceeds the undiscounted cash flows of the assets. If yes, the second step of the impairment test is performed in order to determine if the carrying value of the net assets exceeds the fair value. If yes, impairment is recognized for the excess.

Investments in Equity Investees

Investments in Equity Investees

Investments in equity investees over which the Group has significant influence are accounted for using the equity method. The Group evaluates equity method investments for impairment when events or circumstances suggest that their carrying amounts may not be recoverable. An impairment charge would be recognized in earnings for a decline in value that is determined to be other-than-temporary after assessing the severity and duration of the impairment and the likelihood of recovery before disposal. The investments are recorded at fair value only if impairment is recognized.

Leasehold Land

Leasehold Land

Leasehold land represents fees paid to acquire the right to use the land on which various plants and buildings are situated for a specified period of time from the date the respective right was granted and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight-line basis over the lease period of 50 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When performing an evaluation of goodwill impairment, the Group has the option to first assess qualitative factors, such as significant events and changes to expectations and activities that may have occurred since the last impairment evaluation, to determine if it is more likely than not that goodwill might be impaired. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative fair value test is performed to determine if the fair value of the reporting unit exceeds its carrying value.

Other Intangible Assets

Other Intangible Assets

Other intangible assets with finite useful lives are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight-line basis over the estimated useful lives of the assets.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of debt issuance costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

Ordinary Shares

Ordinary Shares

The Company’s ordinary shares are stated at par value of US$0.10 per ordinary share. The difference between the consideration received, net of issuance cost, and the par value is recorded in additional paid-in capital.

Treasury Shares

Treasury Shares

The Group accounts for treasury shares under the cost method. The treasury shares are purchased for the purpose of the LTIP and held by a trustee appointed by the Group (the “Trustee”) prior to vesting.

Share-Based Compensation

Share-Based Compensation

Share options

The Group recognizes share-based compensation expense on share options granted to employees and directors based on their estimated grant date fair value using the Polynomial model. This Polynomial pricing model uses various inputs to measure fair value, including the market value of the Company’s underlying ordinary shares at the grant date, contractual terms, estimated volatility, risk-free interest rates and expected dividend yields. The Group recognizes share-based compensation expense in the consolidated statements of operations on a graded vesting basis over the requisite service period, and accounts for forfeitures as they occur.

Share options are classified as equity-settled awards. Share-based compensation expense, when recognized, is charged to the consolidated statements of operations with the corresponding entry to additional paid-in capital.

LTIP

The Group recognizes the share-based compensation expense on the LTIP awards based on a fixed or determinable monetary amount on a straight-line basis for each annual tranche awarded over the requisite period. For LTIP awards with performance targets, prior to their determination date, the amount of LTIP awards that is expected to vest takes into consideration the achievement of the performance conditions and the extent to which the performance conditions are likely to be met. Performance conditions vary by awards, and may include targets for shareholder returns, financings, revenues, net profit after taxes and the achievement of clinical and regulatory milestones.

These LTIP awards are classified as liability-settled awards before the determination date (i.e. the date when the achievement of any performance conditions are known), as they settle in a variable number of shares based on a determinable monetary amount, which is determined upon the actual achievement of performance targets. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment of the achievement of the performance targets has been assigned to calculate the amount to be recognized as an expense over the requisite period.

After the determination date or if the LTIP awards have no performance conditions, the LTIP awards are classified as equity-settled awards. If the performance target is achieved, the Group will pay the determined monetary amount to the Trustee to purchase ordinary shares of the Company or the equivalent ADS. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital. If the performance target is not achieved, no ordinary shares or ADS of the Company will be purchased and the amount previously recorded in the liability will be reversed and included in the consolidated statements of operations.

Defined Contribution Plans

Defined Contribution Plans

The Group’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Group’s subsidiaries in the PRC to pay the local labor and social welfare authority’s monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Group’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred.

The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside the PRC. The defined contribution plans are generally funded by the relevant companies and by payments from employees.

The Group’s contributions to defined contribution plans for the years ended December 31, 2022, 2021 and 2020 amounted to US$11,795,000, US$7,181,000 and US$2,660,000 respectively.

Revenue Recognition

Revenue Recognition

Revenue is measured based on consideration specified in a contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Group from a customer, are also excluded from revenue. The Group recognizes revenue when it satisfies a performance obligation by transferring control over a good, service or license to a customer.

(i)	Goods and services

The Group principally generates revenue from (1) sales of goods, which are the manufacture or purchase and distribution of pharmaceutical products and other consumer health products, and (2) provision of services, which are the provision of sales, distribution and marketing services to pharmaceutical manufacturers. The Group evaluates whether it is the principal or agent for these contracts. Where the Group obtains control of the goods for distribution, it is the principal (i.e. recognizes sales of goods on a gross basis). Where the Group does not obtain control of the goods for distribution, it is the agent (i.e. recognizes provision of services on a net basis). Control is primarily evidenced by taking physical possession and inventory risk of the goods.

Revenues from sales of goods is recognized when the customer takes possession of the goods. This usually occurs upon completed delivery of the goods to the customer site. The amount of revenue recognized is adjusted for expected sales incentives as stipulated in the contract, which are generally issued to customers as direct discounts at the point-of-sale or indirectly in the form of rebates. Sales incentives are estimated using the expected value method. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

Revenue from provision of services is recognized when the benefits of the services transfer to the customer over time, which is based on the proportionate value of services rendered as determined under the terms of the relevant contract. Additionally, when the amounts that can be invoiced correspond directly with the value to the customer for performance completed to date, the Group recognizes revenue from provision of services based on amounts that can be invoiced to the customer.

Deferred revenue is recognized if consideration is received in advance of transferring control of the goods or rendering of services. Accounts receivable is recognized if the Group has an unconditional right to bill the customer, which is generally when the customer takes possession of the goods or services are rendered. Payment terms differ by subsidiary and customer, but generally range from 45 to 180 days from the invoice date.

(ii)	License and collaboration contracts

The Group’s Oncology/Immunology reportable segment includes revenue generated from license and collaboration contracts, which generally contain multiple performance obligations including (1) the license to the commercialization rights of a drug compound and (2) the research and development services for each specified treatment indication, which are accounted for separately if they are distinct, i.e. if a product or service is separately identifiable from other items in the arrangement and if a customer can benefit from it on its own or with other resources that are readily available to the customer.

The transaction price generally includes fixed and variable consideration in the form of upfront payment, research and development cost reimbursements, contingent milestone payments and sales-based royalties. Contingent milestone payments are not included in the transaction price until it becomes probable that a significant reversal of revenue will not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation is based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. The Group estimates the standalone selling prices based on the income approach. Control of the license to the drug compounds transfers at the inception date of the collaboration agreements and consequently, amounts allocated to this performance obligation are generally recognized at a point in time. Conversely, research and development services for each specified indication are performed over time and amounts allocated to these performance obligations are generally recognized over time using cost inputs as a measure of progress. The Group has determined that research and development expenses provide an appropriate depiction of measure of progress for the research and development services. Changes to estimated cost inputs may result in a cumulative catch-up adjustment. Royalty revenues are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Deferred revenue is recognized if allocated consideration is received in advance of the Group rendering research and development services or earning royalties on future sales. Accounts receivable is recognized based on the terms of the contract and when the Group has an unconditional right to bill the customer, which is generally when research and development services are rendered.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include the following: (i) research and development costs, which are expensed as incurred; (ii) acquired in-process research and development (“IPR&D”) expenses, which include the initial costs of externally developed IPR&D projects, acquired directly in a transaction other than a business combination, that do not have an alternative future use; and (iii) milestone payment obligations for externally developed IPR&D projects incurred prior to regulatory approval of the product in the in-licensed territory, which are accrued when the event requiring payment of the milestone occurs (milestone payment obligations incurred upon regulatory approval are recorded as other intangible assets).

Collaborative Arrangements

Collaborative Arrangements

The Group enters into collaborative arrangements with collaboration partners that fall under the scope of Accounting Standards Codification (“ASC”) 808, Collaborative Arrangements (“ASC 808”). The Group records all expenditures for such collaborative arrangements in research and development expenses as incurred, including payments to third party vendors and reimbursements to collaboration partners, if any. Reimbursements from collaboration partners are recorded as reductions to research and development expenses and accrued when they can be contractually claimed.

Government Grants

Government Grants

Grants from governments are recognized at their fair values. Government grants that are received in advance are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate. Government grants in relation to the achievement of stages of research and development projects are recognized in the consolidated statements of operations when amounts have been received and all attached conditions have been met. Non-refundable grants received without any further obligations or conditions attached are recognized immediately in the consolidated statements of operations.

Leases

Leases

In an operating lease, a lessee obtains control of only the use of the underlying asset, but not the underlying asset itself. An operating lease is recognized as a right-of-use asset with a corresponding liability at the date which the leased asset is available for use by the Group. The Group recognizes an obligation to make lease payments equal to the present value of the lease payments over the lease term. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities include the net present value of the following lease payments: (i) fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) payments of penalties for terminating the lease if the lease term reflects the lessee exercising that option, if any. Lease liabilities exclude the following payments that are generally accounted for separately: (i) non-lease components, such as maintenance and security service fees and value added tax, and (ii) any payments that a lessee makes before the lease commencement date. The lease payments are discounted using the interest rate implicit in the lease or if that rate cannot be determined, the lessee’s incremental borrowing rate being the rate that the lessee would have to pay to borrow the funds in its currency and jurisdiction necessary to obtain an asset of similar value, economic environment and terms and conditions.

An asset representing the right to use the underlying asset during the lease term is recognized that consists of the initial measurement of the operating lease liability, any lease payments made to the lessor at or before the commencement date less any lease incentives received, any initial direct cost incurred by the Group and any restoration costs.

After commencement of the operating lease, the Group recognizes lease expenses on a straight-line basis over the lease term. The right-of-use asset is subsequently measured at cost less accumulated amortization and any impairment provision. The amortization of the right-of-use asset represents the difference between the straight-line lease expense and the accretion of interest on the lease liability each period. The interest amount is used to accrete the lease liability and to amortize the right-of-use asset. There is no amount recorded as interest expense.

Payments associated with short-term leases are recognized as lease expenses on a straight-line basis over the period of the leases.

Subleases of right-of-use assets are accounted for similar to other leases. As an intermediate lessor, the Group separately accounts for the head-lease and sublease unless it is relieved of its primary obligation under the head-lease. Sublease income is recorded on a gross basis separate from the head-lease expenses. If the total remaining lease cost on the head-lease is more than the anticipated sublease income for the lease term, this is an indicator that the carrying amount of the right-of-use asset associated with the head-lease may not be recoverable, and the right-of-use asset will be assessed for impairment.

Income Taxes

Income Taxes

The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the income tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the net deferred income tax asset will not be realized.

The Group accounts for an uncertain tax position in the consolidated financial statements only if it is more likely than not that the position is sustainable based on its technical merits and consideration of the relevant tax authority’s widely understood administrative practices and precedents. If the recognition threshold is met, the Group records the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement.

The Group recognizes interest and penalties for income taxes, if any, under income tax payable on its consolidated balance sheets and under other expenses in its consolidated statements of operations.

Losses per Share

Losses per Share

Basic losses per share is computed by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Weighted average number of outstanding ordinary shares in issue excludes treasury shares.

Diluted losses per share is computed by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include ordinary shares and treasury shares issuable upon the exercise or settlement of share-based awards or warrants issued by the Company using the treasury stock method. The computation of diluted losses per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief executive officer who is the Group’s chief operating decision maker. The chief operating decision maker reviews the Group’s internal reporting in order to assess performance and allocate resources.

Profit Appropriation and Statutory Reserves

Profit Appropriation and Statutory Reserves

The Group’s subsidiaries and equity investees established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the relevant laws and regulations established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion. For the Group’s equity investees, the amount of appropriations to these funds are made at the discretion of their respective boards.

In addition, Chinese domestic companies must make appropriations from their after-tax profits as determined under PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the respective company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund is restricted to the offsetting of losses or increases to the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not permitted to be transferred to the company as cash dividends, loans or advances, nor can they be distributed except under liquidation.